Inventories - Schedule of Inventories (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of inventories [Abstract]
Commodity inventories and trading goods	$ 26,619	$ 32,602
Allowance for inventory obsolescence	(2,974)	(8,620)	$ (2,765)
Total Inventory, net	$ 23,645	$ 23,982